STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	$ 7,261,726	$ 11,038,612
Obtainment Capital	1,902,592	1,127,790
Payment Capital	(2,343,040)	(2,111,788)
Payment Interest	(550,878)	(540,303)
Interest accrued and others	1,237,235	605,464
Reclassifications
Ending balance	7,193,527	7,261,726
Loans To Exporters [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	400,721	314,619
Obtainment Capital	93,000	293,001
Payment Capital	(145,505)	(202,000)
Payment Interest	(12,934)	(10,467)
Interest accrued and others	6,193	5,568
Reclassifications
Ending balance	341,475	400,721
Bank Loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	222,741	321,633
Obtainment Capital	164,095	74,663
Payment Capital	(165,549)	(167,548)
Payment Interest	(11,352)	(13,961)
Interest accrued and others	7,320	7,954
Reclassifications
Ending balance	217,255	222,741
Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,534,021	4,036,843
Obtainment Capital	607,797
Payment Capital	(282,721)	(315,698)
Payment Interest	(93,335)	(122,639)
Interest accrued and others	93,286	99,320
Reclassifications	(701,721)	(1,163,805)
Ending balance	2,157,327	2,534,021
Other Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	673,452	242,175
Obtainment Capital		704,398
Payment Capital	(92,549)	(274,339)
Payment Interest	(28,417)	(16,873)
Interest accrued and others	27,946	18,091
Reclassifications
Ending balance	580,432	673,452
Obligation With The Public [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	1,553,079	1,584,066
Obtainment Capital	1,009,836
Payment Capital	(487,086)	1,561
Payment Interest	(144,932)	(107,629)
Interest accrued and others	134,037	75,081
Reclassifications
Ending balance	2,064,934	1,553,079
Financial Leases [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	1,624,854	1,109,504
Obtainment Capital
Payment Capital	(591,861)	(691,390)
Payment Interest	(72,311)	(69,808)
Interest accrued and others	68,440	112,743
Reclassifications	701,721	1,163,805
Ending balance	1,730,843	1,624,854
Other Loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	252,858	282,800
Obtainment Capital	27,864	55,728
Payment Capital	(178,777)	(88,934)
Payment Interest	(9,648)	(15,978)
Interest accrued and others	8,964	19,242
Reclassifications
Ending balance	101,261	252,858
Lease Liability [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,858,049	3,146,972
Obtainment Capital
Payment Capital	(398,992)	(373,440)
Payment Interest	(177,949)	(182,948)
Interest accrued and others	891,049	267,465
Reclassifications
Ending balance	$ 3,172,157	$ 2,858,049